Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Limited-Term Diversified Income Fund), Class A)	0 Months Ended
Apr. 30, 2013
(Delaware Limited-Term Diversified Income Fund) | Class A
Bar Chart Table:
Annual Return 2003	2.12%
Annual Return 2004	2.31%
Annual Return 2005	1.76%
Annual Return 2006	3.76%
Annual Return 2007	6.36%
Annual Return 2008	2.21%
Annual Return 2009	12.89%
Annual Return 2010	3.70%
Annual Return 2011	2.78%
Annual Return 2012	2.49%